Financial Instruments - Summary of Increase (Decrease) in Loss Allowance for Trade Receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	¥ (575,431)
Impairment loss allowance, trade receivables at the end of the period	(612,439)	¥ (575,431)
Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	7,356	9,390
Impairment loss allowance, trade receivables at the end of the period	8,376	7,356
Bad debt provision calculated by simplified approach | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	3,327	3,411
Impairment loss allowance, trade receivables at the end of the period	3,833	3,327
Bad debt provision recognized to credit- impaired financial assets | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	4,029	5,979
Impairment loss allowance, trade receivables at the end of the period	4,543	4,029
Trade and other receivables | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss recognised in profit or loss	1,419	282
Decreases (written off)	(814)	(3,228)
Decreases (reversed)	(555)	(332)
Foreign currency translation differences	971	1,244
Trade and other receivables | Bad debt provision calculated by simplified approach | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss recognised in profit or loss	857	92
Decreases (written off)	(437)	(719)
Decreases (reversed)	(324)	(119)
Foreign currency translation differences	410	662
Trade and other receivables | Bad debt provision recognized to credit- impaired financial assets | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss recognised in profit or loss	561	190
Decreases (written off)	(377)	(2,509)
Decreases (reversed)	(231)	(213)
Foreign currency translation differences	¥ 561	¥ 582